Leases - Schedule of ROU Assets and Operating Lease Liabilities Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Operating lease right-of-use assets, net	$ 733	$ 36,923
Liabilities
Operating lease liabilities, current	733	36,190
Operating lease liabilities, non-current		$ 733
Weighted average remaining lease term (in years)	29 days	1 year 29 days
Weighted average discount rate (%)	5.50%	5.22%
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities		$ 70,735
Operating lease expenses
Amortization of operating lease right-of-use assets	36,190	33,812
Interest of lease liabilities	1,010	2,653
Total operating lease expenses	$ 37,200	$ 36,465